Nature of Operations and Significant Accounting Policies - Balances and changes in the unearned revenue liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in unearned revenue liability
Beginning balance, Unearned Revenue Liability	$ 459.0
Ending balance, Unearned Revenue Liability	485.5	$ 459.0
Benefits and Protection | Life Insurance
Change in unearned revenue liability
Beginning balance, Unearned Revenue Liability			$ 384.4
Benefits and Protection | Life Insurance | Universal life
Change in unearned revenue liability
Beginning balance, Unearned Revenue Liability	459.0	425.3	384.4
Deferrals	56.3	61.8	66.1
Revenue recognized	(29.8)	(28.1)	(25.2)
Ending balance, Unearned Revenue Liability	$ 485.5	$ 459.0	$ 425.3